SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment reporting
Net revenues	¥ 14,948,129	$ 2,105,399	¥ 13,516,698	¥ 12,425,902
Product
Segment reporting
Net revenues	14,841,910		13,403,436	12,331,705
Drugs
Segment reporting
Net revenues	13,883,055		12,572,634	11,681,106
Nutritional supplements
Segment reporting
Net revenues	631,122		554,789	442,497
Medical supplies and devices
Segment reporting
Net revenues	157,504		164,916	124,919
Other products
Segment reporting
Net revenues	170,229		111,097	83,183
Service
Segment reporting
Net revenues	106,219		113,262	94,197
MP Service
Segment reporting
Net revenues	70,271		68,477	52,309
Other Services
Segment reporting
Net revenues	¥ 35,948		¥ 44,785	¥ 41,888